JPMorgan BetaBuilders MSCI US REIT ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS — 99.4%
Apartments — 23.7%
Agree Realty Corp., REIT	82,431	5,793,251
American Campus Communities, Inc., REIT	178,744	8,429,567
American Homes 4 Rent, Class A, REIT	368,918	14,044,708
Apartment Income REIT Corp., REIT	193,334	9,005,498
Apartment Investment and Management Co., Class A, REIT	193,334	1,363,005
AvalonBay Communities, Inc., REIT	181,206	37,498,770
Camden Property Trust, REIT	126,706	15,886,398
Centerspace, REIT	16,952	1,206,813
Equity LifeStyle Properties, Inc., REIT	224,917	15,937,618
Equity Residential, REIT	459,782	35,610,116
Essential Properties Realty Trust, Inc., REIT	138,878	3,555,277
Essex Property Trust, Inc., REIT	84,410	24,925,429
Four Corners Property Trust, Inc., REIT	98,845	2,743,937
Getty Realty Corp., REIT	48,297	1,503,485
Independence Realty Trust, Inc., REIT	132,283	2,259,394
Invitation Homes, Inc., REIT	736,655	26,718,477
Mid-America Apartment Communities, Inc., REIT	148,559	23,873,431
National Retail Properties, Inc., REIT	227,628	10,550,558
NETSTREIT Corp., REIT	51,103	1,140,619
NexPoint Residential Trust, Inc., REIT	29,301	1,518,964
Realty Income Corp., REIT	484,927	33,169,007
Spirit Realty Capital, Inc., REIT	149,173	7,049,916
STORE Capital Corp., REIT	306,931	10,558,426
Sun Communities, Inc., REIT	139,762	23,398,954
UDR, Inc., REIT	385,485	18,360,650

		336,102,268

Diversified — 19.1%
Alexander & Baldwin, Inc., REIT	94,027	1,806,259
American Finance Trust, Inc., REIT	141,349	1,286,276
Armada Hoffler Properties, Inc., REIT	77,009	1,021,909
Broadstone Net Lease, Inc., REIT	189,368	4,135,797
Colony Capital, Inc., REIT* (a)	627,805	4,313,020
CoreSite Realty Corp., REIT	55,542	6,734,468
CyrusOne, Inc., REIT	156,444	11,537,745
Digital Realty Trust, Inc., REIT (a)	363,854	55,145,712
Duke Realty Corp., REIT	485,414	22,552,334
EPR Properties, REIT*	97,101	4,772,514
Equinix, Inc., REIT	115,960	85,430,051
Gaming and Leisure Properties, Inc., REIT	287,199	13,314,546
GEO Group, Inc. (The), REIT (a)	157,543	817,648
Gladstone Commercial Corp., REIT	46,408	1,005,661
Global Net Lease, Inc., REIT	116,384	2,274,143
iStar, Inc., REIT (a)	95,939	1,612,735
Lexington Realty Trust, REIT (a)	360,463	4,462,532
One Liberty Properties, Inc., REIT	21,383	546,336
PS Business Parks, Inc., REIT	26,775	4,149,054
Safehold, Inc., REIT (a)	20,747	1,454,365
UMH Properties, Inc., REIT	54,169	1,148,925
VICI Properties, Inc., REIT (a)	696,970	21,696,676
Washington, REIT	109,818	2,597,196
WP Carey, Inc., REIT	227,800	17,187,510

		271,003,412

Investments	Shares	Value ($)
Health Care — 10.9%
CareTrust REIT, Inc., REIT	124,539	2,899,268
Community Healthcare Trust, Inc., REIT	29,624	1,400,623
Diversified Healthcare Trust, REIT	309,441	1,123,271
Global Medical REIT, Inc., REIT	73,619	1,060,113
Healthcare Realty Trust, Inc., REIT	181,492	5,506,467
Healthcare Trust of America, Inc., Class A, REIT	284,087	7,786,825
Healthpeak Properties, Inc., REIT	699,599	23,352,615
LTC Properties, Inc., REIT (a)	50,965	1,996,809
Medical Properties Trust, Inc., REIT	750,940	15,897,400
National Health Investors, Inc., REIT	55,749	3,674,416
Omega Healthcare Investors, Inc., REIT	301,010	11,022,986
Physicians Realty Trust, REIT	270,431	4,902,914
Sabra Health Care REIT, Inc., REIT	273,663	4,780,893
Universal Health Realty Income Trust, REIT	17,886	1,237,711
Ventas, Inc., REIT	486,574	26,980,528
Welltower, Inc., REIT	542,061	40,529,901

		154,152,740

Hotels — 4.2%
Apple Hospitality REIT, Inc., REIT	275,395	4,370,519
Chatham Lodging Trust, REIT*	61,058	804,134
DiamondRock Hospitality Co., REIT*	272,825	2,640,946
Host Hotels & Resorts, Inc., REIT*	916,064	15,728,819
MGM Growth Properties LLC, Class A, REIT	195,404	7,009,141
Park Hotels & Resorts, Inc., REIT*	306,386	6,369,765
Pebblebrook Hotel Trust, REIT (a)	170,542	3,811,614
RLJ Lodging Trust, REIT	214,290	3,293,637
Ryman Hospitality Properties, Inc., REIT*	67,834	5,081,445
Service Properties Trust, REIT	214,059	2,688,581
Summit Hotel Properties, Inc., REIT*	137,286	1,319,318
Sunstone Hotel Investors, Inc., REIT*	279,994	3,516,725
Xenia Hotels & Resorts, Inc., REIT*	147,703	2,866,915

		59,501,559

Industrial — 12.6%
Americold Realty Trust, REIT	310,545	11,806,921
EastGroup Properties, Inc., REIT	51,506	8,142,069
First Industrial Realty Trust, Inc., REIT	167,698	8,492,227
Industrial Logistics Properties Trust, REIT	84,807	2,125,263
Innovative Industrial Properties, Inc., REIT (a)	31,074	5,600,467
Monmouth Real Estate Investment Corp., REIT	121,281	2,284,934
Prologis, Inc., REIT	960,396	113,173,065
QTS Realty Trust, Inc., Class A, REIT (a)	83,872	5,315,807
Rexford Industrial Realty, Inc., REIT	170,689	9,427,153
STAG Industrial, Inc., REIT	205,716	7,346,118
Terreno Realty Corp., REIT	89,153	5,671,914

		179,385,938

JPMorgan BetaBuilders MSCI US REIT ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
Office — 11.0%
Alexandria Real Estate Equities, Inc., REIT	168,649	30,063,371
American Assets Trust, Inc., REIT	66,757	2,439,968
Boston Properties, Inc., REIT	192,122	22,585,862
Brandywine Realty Trust, REIT	221,608	3,115,808
City Office REIT, Inc., REIT	56,360	651,522
Columbia Property Trust, Inc., REIT	149,186	2,609,263
Corporate Office Properties Trust, REIT	145,692	4,021,099
Cousins Properties, Inc., REIT	192,946	7,156,367
Douglas Emmett, Inc., REIT (a)	227,877	7,911,889
Easterly Government Properties, Inc., REIT	106,662	2,211,103
Empire State Realty Trust, Inc., Class A, REIT	188,276	2,227,305
Equity Commonwealth, REIT	157,981	4,334,999
Franklin Street Properties Corp., REIT	132,420	680,639
Highwoods Properties, Inc., REIT	134,963	6,165,110
Hudson Pacific Properties, Inc., REIT	196,051	5,683,519
JBG SMITH Properties, REIT	153,820	4,954,542
Kilroy Realty Corp., REIT	136,018	9,549,824
Mack-Cali Realty Corp., REIT	94,264	1,609,086
Office Properties Income Trust, REIT	62,751	1,834,212
Paramount Group, Inc., REIT	227,526	2,498,235
Piedmont Office Realty Trust, Inc., Class A, REIT	160,981	2,976,539
SL Green Realty Corp., REIT (a)	91,568	7,254,017
VEREIT, Inc., REIT	297,443	14,149,364
Vornado Realty Trust, REIT	211,236	9,987,238

		156,670,881

Regional Malls — 4.2%
Macerich Co. (The), REIT (a)	190,949	3,037,999
Simon Property Group, Inc., REIT	426,618	54,816,147
Tanger Factory Outlet Centers, Inc., REIT (a)	121,521	2,130,263

		59,984,409

Shopping Centers — 4.9%
Acadia Realty Trust, REIT	112,058	2,431,659
Alexander’s, Inc., REIT	2,985	809,413
Brixmor Property Group, Inc., REIT	385,412	8,752,707
Federal Realty Investment Trust, REIT	89,706	10,256,984
Kimco Realty Corp., REIT	561,614	11,967,994
Kite Realty Group Trust, REIT	109,471	2,320,785
Regency Centers Corp., REIT	198,502	12,823,229
Retail Opportunity Investments Corp., REIT	153,409	2,739,885
Retail Properties of America, Inc., Class A, REIT	278,721	3,358,588
RPT Realty, REIT	105,487	1,344,959
Saul Centers, Inc., REIT	18,312	813,968
Seritage Growth Properties, Class A, REIT*	45,171	762,486
SITE Centers Corp., REIT	200,910	3,007,623
Urban Edge Properties, REIT	151,973	2,940,678
Urstadt Biddle Properties, Inc., Class A, REIT	39,092	714,602
Weingarten Realty Investors, REIT	158,099	5,180,904

		70,226,464

Investments	Shares	Value ($)
Storage — 8.8%
CubeSmart, REIT	253,596	11,104,969
Extra Space Storage, Inc., REIT	170,597	25,557,137
Iron Mountain, Inc., REIT (a)	374,576	16,309,039
Life Storage, Inc., REIT	98,003	9,745,418
National Storage Affiliates Trust, REIT	83,331	3,841,559
Public Storage, REIT	204,445	57,751,624

		124,309,746

TOTAL COMMON STOCKS (Cost $1,364,748,586)		1,411,337,417

SHORT-TERM INVESTMENTS — 4.8%
INVESTMENT COMPANIES — 0.5%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.01% (b) (c) (Cost $6,549,903)	6,549,903	6,549,903

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 4.3%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.11% (b) (c)	53,803,471	53,808,851
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (b) (c)	7,215,531	7,215,531

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $61,024,382)		61,024,382

TOTAL SHORT-TERM INVESTMENTS (Cost $67,574,285)		67,574,285

Total Investments — 104.2% (Cost $1,432,322,871)		1,478,911,702
Liabilities in Excess of Other Assets — (4.2)%		(59,599,360)

Net Assets — 100.0%		1,419,312,342

Percentages indicated are based on net assets.

Abbreviations

REIT	Real Estate Investment Trust

(a)	The security or a portion of this security is on loan at May 31, 2021. The total value of securities on loan at May 31, 2021 is $59,934,311.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of May 31, 2021.
*	Non-income producing security.

JPMorgan BetaBuilders MSCI US REIT ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Futures contracts outstanding as of May 31, 2021:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
DJ US Real Estate Index	195	06/2021	USD	7,606,950	783,279

Abbreviations

USD	United States Dollar

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities(a)	$1,478,911,702	$—	$—	$1,478,911,702

Appreciation in Other Financial Instruments
Futures Contracts(a)	$783,279	$—	$—	$783,279

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended May 31, 2021
Security Description	Value at February 28, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2021	Shares at May 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.11%(a)(b)	$36,809,152	$77,000,000	$60,000,001	$(300)	$—	$53,808,851	53,803,471	$18,647	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(a)(b)	3,725,951	29,063,393	25,573,813	—	—	7,215,531	7,215,531	559	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.01%(a)(b)	9,743,503	17,642,566	20,836,166	—	—	6,549,903	6,549,903	257	—

Total	$50,278,606	$123,705,959	$106,409,980	$(300)	$—	$67,574,285		$19,463	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2021.